Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 1.6%
219,903	(1)	Imax Corp.	$4,173,759	1.0
19,862	(1)	j2 Global, Inc.	2,713,546	0.6
			6,887,305	1.6

		Consumer Discretionary: 11.4%
54,696	(1)	Academy Sports & Outdoors, Inc.	2,188,934	0.5
84,401	(1)	Bloomin Brands, Inc.	2,110,025	0.5
45,309	(1)	Boyd Gaming Corp.	2,866,247	0.6
32,248	(1)	Bright Horizons Family Solutions, Inc.	4,496,016	1.0
16,912	(1)	CROCS, Inc.	2,426,534	0.6
132,096		Dana, Inc.	2,937,815	0.7
3,627	(1)	Deckers Outdoor Corp.	1,306,445	0.3
179,180	(1)	Hayward Holdings, Inc.	3,984,963	0.9
40,473		Kontoor Brands, Inc.	2,021,626	0.5
81,058		La-Z-Boy, Inc.	2,612,499	0.6
30,228		LCI Industries	4,069,596	0.9
177,309	(1)	Leslie's, Inc.	3,641,927	0.8
133,359	(1)	Lindblad Expeditions Holdings, Inc.	1,945,708	0.4
9,977		Lithia Motors, Inc.	3,163,108	0.7
28,653		Marriott Vacations Worldwide Corp.	4,507,977	1.0
197,550	(1)	Modine Manufacturing Co.	2,238,242	0.5
43,866	(1)	Six Flags Entertainment Corp.	1,864,305	0.4
31,025		Winnebago Industries	2,247,761	0.5
			50,629,728	11.4

		Consumer Staples: 2.3%
15,245		Casey's General Stores, Inc.	2,872,920	0.6
83,789	(1)	elf Beauty, Inc.	2,434,071	0.6
104,668	(1)	Performance Food Group Co.	4,862,875	1.1
			10,169,866	2.3

		Energy: 3.8%
156,718		APA Corp.	3,358,467	0.8
70,556		Bonanza Creek Energy, Inc.	3,379,632	0.8
73,504	(1)	Dril-Quip, Inc.	1,850,831	0.4
187,875		Marathon Oil Corp.	2,568,251	0.6
97,861		Ovintiv, Inc.	3,217,670	0.7
46,992	(1)	Renewable Energy Group, Inc.	2,358,998	0.5
			16,733,849	3.8

		Financials: 16.2%
101,623		Atlantic Union Bankshares Corp.	3,744,808	0.9
75,939		BankUnited, Inc.	3,175,769	0.7
25,760		Capstar Financial Holdings, Inc.	547,142	0.1
66,619		ConnectOne Bancorp, Inc.	1,999,236	0.5
185,867		Eastern Bankshares, Inc.	3,773,100	0.9
166,312		First Horizon Corp.	2,709,222	0.6
101,968	(1)	Focus Financial Partners, Inc.	5,340,064	1.2
64,247	(1)	Green Dot Corp.	3,233,551	0.7
48,454	(1)	Metropolitan Bank Holding Corp.	4,084,672	0.9
120,569		OFG Bancorp	3,040,750	0.7
45,221		Origin Bancorp, Inc.	1,915,109	0.4
102,349		Pacific Premier Bancorp, Inc.	4,241,343	1.0
43,783	(1)	Palomar Holdings, Inc.	3,538,980	0.8
38,533		Pinnacle Financial Partners, Inc.	3,625,185	0.8
43,660		PJT Partners, Inc.	3,453,943	0.8
23,613		Primerica, Inc.	3,627,665	0.8
162,393		Provident Financial Services, Inc.	3,811,364	0.9
42,508		RLI Corp.	4,262,277	1.0
5,220		Signature Bank	1,421,302	0.3
39,319		Stifel Financial Corp.	2,672,119	0.6
39,631	(1)	Texas Capital Bancshares, Inc.	2,378,653	0.5
46,402		Western Alliance Bancorp.	5,049,466	1.1
			71,645,720	16.2

		Health Care: 18.1%
70,597	(1)	Acadia Healthcare Co., Inc.	4,502,677	1.0
28,380	(1)	Addus HomeCare Corp.	2,263,305	0.5
49,364	(1),(2)	Akouos, Inc.	573,116	0.1
108,932	(1)	Amicus Therapeutics, Inc.	1,040,301	0.2
16,843	(1)	AMN Healthcare Services, Inc.	1,932,734	0.4
24,670	(1)	Arena Pharmaceuticals, Inc.	1,469,098	0.3
37,081	(1)	Arrowhead Pharmaceuticals, Inc.	2,314,967	0.5
25,454	(1)	Arvinas, Inc.	2,091,810	0.5
20,697	(1)	Beam Therapeutics, Inc.	1,800,846	0.4
17,931	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,490,795	0.6
21,153	(1)	Blueprint Medicines Corp.	2,174,740	0.5
77,216		Encompass Health Corp.	5,794,289	1.3
47,502		Ensign Group, Inc.	3,557,425	0.8
117,096	(1)	Envista Holdings Corp.	4,895,784	1.1
36,328	(1)	Fate Therapeutics, Inc.	2,153,160	0.5
44,001	(1)	Haemonetics Corp.	3,106,030	0.7
48,436	(1)	Halozyme Therapeutics, Inc.	1,970,376	0.4
10,841	(1)	Ideaya Biosciences, Inc.	276,337	0.1
42,040	(1)	Insmed, Inc.	1,157,782	0.3
40,658	(1)	Integer Holdings Corp.	3,632,386	0.8
29,711	(1)	ModivCare, Inc.	5,396,112	1.2
35,687	(1)	Natera, Inc.	3,976,959	0.9
30,013	(1)	Omnicell, Inc.	4,454,829	1.0
28,901		Premier, Inc.	1,120,203	0.3
47,186	(1)	Progyny, Inc.	2,642,416	0.6
43,983	(1)	Rocket Pharmaceuticals, Inc.	1,314,652	0.3

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
142,634		Select Medical Holdings Corp.	$5,159,072	1.2
148,671	(1)	Sotera Health Co.	3,887,747	0.9
37,624	(1)	Syneos Health, Inc.	3,291,347	0.7
			80,441,295	18.1

		Industrials: 18.8%
144,664	(1)	ACV Auctions, Inc.	2,588,039	0.6
91,266		Aerojet Rocketdyne Holdings, Inc.	3,974,634	0.9
142,586	(1)	Air Transport Services Group, Inc.	3,680,145	0.8
22,753		Alamo Group, Inc.	3,174,726	0.7
41,767	(1)	Alaska Air Group, Inc.	2,447,546	0.5
59,365		Altra Industrial Motion Corp.	3,285,853	0.7
46,989	(1)	ASGN, Inc.	5,316,335	1.2
31,999		Barrett Business Services, Inc.	2,440,244	0.5
50,105	(1)	Builders FirstSource, Inc.	2,592,433	0.6
57,103	(1)	Casella Waste Systems, Inc.	4,336,402	1.0
30,519		Curtiss-Wright Corp.	3,850,887	0.9
34,341		EMCOR Group, Inc.	3,962,265	0.9
34,124		EnerSys	2,540,191	0.6
20,897		GATX Corp.	1,871,535	0.4
32,711	(1)	GXO Logistics, Inc.	2,565,851	0.6
66,458		Heidrick & Struggles International, Inc.	2,966,021	0.7
99,747		Hillenbrand, Inc.	4,254,210	1.0
22,245		ICF International, Inc.	1,986,256	0.4
25,335		John Bean Technologies Corp.	3,560,834	0.8
34,167	(1)	Mercury Systems, Inc.	1,620,199	0.4
9,272		Regal Beloit Corp.	1,393,952	0.3
92,020	(1)	Shoals Technologies Group, Inc.	2,565,518	0.6
86,510	(1)	Sun Country Airlines Holdings, Inc.	2,901,545	0.7
99,783		Vertiv Holdings Co.	2,403,772	0.5
38,412		Werner Enterprises, Inc.	1,700,499	0.4
190,843	(1)	WillScot Mobile Mini Holdings Corp.	6,053,540	1.4
27,726		Woodward, Inc.	3,138,583	0.7
			83,172,015	18.8

		Information Technology: 15.7%
235,499		Absolute Software Corp.	2,588,134	0.6
61,013	(1)	ACI Worldwide, Inc.	1,874,930	0.4
183,022	(1)	Avaya Holdings Corp.	3,622,005	0.8
34,389		Badger Meter, Inc.	3,478,104	0.8
93,074	(1)	Box, Inc.	2,203,062	0.5
37,133	(1)	Commvault Systems, Inc.	2,796,486	0.6
20,558	(1)	Concentrix Corp.	3,638,766	0.8
283,699	(1)	Diebold Nixdorf, Inc.	2,868,197	0.6
19,709	(1)	Envestnet, Inc.	1,581,450	0.4
28,244	(1)	Euronet Worldwide, Inc.	3,594,896	0.8
58,401		EVERTEC, Inc.	2,670,094	0.6
290,195	(1)	Harmonic, Inc.	2,539,206	0.6
76,941	(1)	Intapp, Inc.	1,982,000	0.5
42,438	(1)	Itron, Inc.	3,209,586	0.7
166,878	(1)	Knowles Corp.	3,127,294	0.7
48,502	(1)	nLight, Inc.	1,367,271	0.3
36,436	(1)	Onto Innovation, Inc.	2,632,501	0.6
41,547		Power Integrations, Inc.	4,112,738	0.9
53,567	(1)	Q2 Holdings, Inc.	4,292,859	1.0
37,555	(1)	Shift4 Payments, Inc.	2,911,264	0.7
68,306	(1)	SMART Global Holdings, Inc.	3,039,617	0.7
22,189	(1)	Smartsheet, Inc.	1,527,047	0.3
128,508		Switch, Inc.	3,262,818	0.7
46,709	(1)	Ultra Clean Holdings, Inc.	1,989,803	0.5
176,551	(1)	Vonage Holdings Corp.	2,846,002	0.6
			69,756,130	15.7

		Materials: 4.5%
71,419		Avient Corp.	3,310,271	0.7
69,763	(1)	Cleveland-Cliffs, Inc.	1,382,005	0.3
75,380		Commercial Metals Co.	2,296,075	0.5
176,680		Glatfelter Corp.	2,491,188	0.6
47,179	(1)	Ingevity Corp.	3,367,165	0.8
23,424		Minerals Technologies, Inc.	1,635,932	0.4
40,282		Sensient Technologies Corp.	3,668,884	0.8
58,142	(1)	Summit Materials, Inc.	1,858,800	0.4
			20,010,320	4.5

		Real Estate: 5.6%
103,046		American Assets Trust, Inc.	3,855,981	0.9
79,166		CubeSmart	3,835,593	0.9
124,259	(1)	Cushman & Wakefield PLC	2,312,460	0.5
164,011		Easterly Government Properties, Inc.	3,388,467	0.7
79,732		EPR Properties	3,937,166	0.9
186,203		Kite Realty Group Trust	3,791,093	0.8
24,812	(1)	Ryman Hospitality Properties	2,076,765	0.5
96,424	(1)	Xenia Hotels & Resorts, Inc.	1,710,562	0.4
			24,908,087	5.6

		Utilities: 1.6%
49,457		Black Hills Corp.	3,103,922	0.7
27,293		NorthWestern Corp.	1,563,889	0.4
48,481		Portland General Electric Co.	2,278,122	0.5
			6,945,933	1.6

	Total Common Stock
	(Cost $420,548,194)		441,300,248	99.6

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 0.1%
608,287	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $608,288, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $620,453, due 10/31/21-05/01/58)
	(Cost $608,287)	$608,287	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
9,176,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $9,176,000)	9,176,000	2.1

	Total Short-Term Investments
	(Cost $9,784,287)	9,784,287	2.2

	Total Investments in Securities (Cost $430,332,481)	$451,084,535	101.8
	Liabilities in Excess of Other Assets	(7,826,887)	(1.8)
	Net Assets	$443,257,648	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$441,300,248	$–	$–	$441,300,248
Short-Term Investments	9,176,000	608,287	–	9,784,287
Total Investments, at fair value	$450,476,248	$608,287	$–	$451,084,535

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $439,444,055.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,588,597
Gross Unrealized Depreciation	(32,948,151)
Net Unrealized Appreciation	$11,640,446